Note 4 - Certain Balance Sheet Components - Estimated Future Amortization Expenses -10-Q (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
2026 (nine months remaining)	$ 66
2026	87	$ 87
2027	82	87
2028	64	82
2029	63	64
Thereafter	125
Total	$ 487	$ 509	$ 596